Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Stock Option Plan - Black Scholes Option Pricing Model	12 Months Ended
	Mar. 31, 2019 CAD ($) yr	Mar. 31, 2018 CAD ($) yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.59	$ 1.90
Share price	$ 4.82	$ 1.81
Risk-free interest	1.92%	1.50%
Estimated life (years) | yr	3.39	3.93
Expected volatility	55.93%	48.60%